Other current and non-current non-financial assets (Details Textual)) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-financial assets [Line Items]
Construction in progress	$ 486,345	$ 375,316
Metallic exploration [Member]
Disclosure of other non-financial assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Expense arising from exploration for and evaluation of mineral resources	$ 0	165
Mt Holland [Member]
Disclosure of other non-financial assets [Line Items]
Assets arising from exploration for and evaluation of mineral resources	50,127	30,475
Exploration and evaluation assets [member]
Disclosure of other non-financial assets [Line Items]
Construction in progress	14,265	12,841
Non-current assets [Member]
Disclosure of other non-financial assets [Line Items]
Assets arising from exploration for and evaluation of mineral resources	6,576	6,576
Non-current assets [Member] | Other Non Current Non Financial Assets One [Member]
Disclosure of other non-financial assets [Line Items]
Assets arising from exploration for and evaluation of mineral resources	7,011	8,645
Other non current financial assets [Member]
Disclosure of other non-financial assets [Line Items]
Assets arising from exploration for and evaluation of mineral resources	4,296	3,433
Current Inventories [Member]
Disclosure of other non-financial assets [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 1,318	$ 1,367